Significant accounting policies and recent accounting pronouncements (Tables)	6 Months Ended
Jun. 30, 2018
Disaggregation of revenue
Six Months Ended June 30, 2018

Time charters	$152,079
Voyage charters	99,029
Pool revenues	2,553
$253,661

Cumulative effect of changes
Impact of the adoption of ASC 606
	December 31, 2017	Effect of Adoption of ASC 606	January 1, 2018
Assets
Trade accounts receivable	$18,521	$(2,383)	$16,138
Other current assets	5,157	1,660	6,817
Liabilities
Deferred revenue	7,229	(1,137)	8,366
Accrued liabilities	10,521	3	10,518
Stockholders' Equity
Accumulated deficit	(1,036,303)	(1,857)	(1,038,160)

Income Statement Location
Impact of the adoption of ASC 606
	For the six months ended June 30, 2018
	As Reported	Balances without Adoption of ASC 606	Effect of Change
Voyage revenues	$253,661	$253,922	$(261)
Voyage expenses	42,586	42,722	136
Charter-in hire expenses	40,763	42,173	1,410
Net income/(loss)	20,628	19,343	1,285

Earnings/(Loss) per share, basic	$0.32	$0.30	$0.02
Earnings/(Loss) per share, diluted	$0.32	$0.30	$0.02

Balance Sheet Location
Impact of the adoption of ASC 606
	As of June 30, 2018
	As Reported	Balances without Adoption of ASC 606	Effect of Change
Assets
Trade accounts receivable	$24,708	$27,212	$(2,504)
Other current assets	5,638	3,098	2,540
Liabilities
Deferred revenue	6,523	5,231	(1,292)
Accrued liabilities	11,475	11,495	20